Earnings (Loss) Per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Numerator:
Net income (loss) attributable to Cheetah Mobile Inc.	¥ (313,977)	$ (45,101)	¥ 1,166,909		¥ 1,348,194
Accretion of redeemable noncontrolling interests | ¥			(37,714)		(13,451)
Dilution effect arising from share-based awards issued by subsidiaries | ¥			(14)
Net income (loss) attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries | ¥			¥ 1,129,181		¥ 1,334,743
Denominator:
Weighted average number of ordinary shares outstanding	1,369,041,418	1,369,041,418	1,403,089,609		1,394,303,326
Earnings (loss) per share—basic | (per share)				$ 0.8048	¥ 0.9573
Weighted average ordinary shares outstanding	1,369,041,418	1,369,041,418	1,403,089,609		1,394,303,326
Dilutive effect of Share-based awards			37,325,240		30,851,512
Denominator used for earnings (loss) per share	1,369,041,418	1,369,041,418	1,440,414,849		1,425,154,838
Earnings (loss) per share—diluted | (per share)				0.7839	¥ 0.9366
Numerator:
Net income (loss) attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries | ¥			¥ 1,129,181		¥ 1,334,743
Net income (loss) attributable to ordinary shareholders | ¥			¥ 1,129,181		¥ 1,334,743
ADS
Denominator:
Weighted average number of ordinary shares outstanding			140,308,961		139,430,333
Earnings (loss) per share—basic | (per share)				8.0478	¥ 9.5728
Weighted average ordinary shares outstanding			140,308,961		139,430,333
Denominator used for earnings (loss) per share			144,041,485		142,515,484
Earnings (loss) per share—diluted | (per share)				$ 7.8393	¥ 9.3656
Common Class A [Member]
Numerator:
Net income (loss) attributable to Cheetah Mobile Inc.	¥ (97,017)	$ (13,937)
Accretion of redeemable noncontrolling interests	(9,228)	(1,326)
Dilution effect arising from share-based awards issued by subsidiaries	(101)	(15)
Net income (loss) attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries	¥ (106,346)	$ (15,278)
Denominator:
Weighted average number of ordinary shares outstanding	423,023,853	423,023,853
Earnings (loss) per share—basic | (per share)	¥ (0.2514)	$ (0.0361)
Weighted average ordinary shares outstanding	423,023,853	423,023,853
Conversion of Class B into Class A ordinary shares	946,017,565	946,017,565
Denominator used for earnings (loss) per share	1,369,041,418	1,369,041,418
Earnings (loss) per share—diluted | (per share)	¥ (0.2514)	$ (0.0361)
Numerator:
Net income (loss) attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries	¥ (106,346)	$ (15,278)
Reallocation of net income as a result of conversion of Class B into Class A ordinary shares	(237,822)	(34,160)
Net income (loss) attributable to ordinary shareholders	¥ (344,168)	$ (49,438)
Common Class A [Member] | ADS
Denominator:
Weighted average number of ordinary shares outstanding	42,302,385	42,302,385
Earnings (loss) per share—basic | (per share)	¥ (2.5140)	$ (0.3611)
Weighted average ordinary shares outstanding	42,302,385	42,302,385
Denominator used for earnings (loss) per share	136,904,142	136,904,142
Earnings (loss) per share—diluted | (per share)	¥ (2.5140)	$ (0.3611)
Common Class B [Member]
Numerator:
Net income (loss) attributable to Cheetah Mobile Inc.	¥ (216,960)	$ (31,164)
Accretion of redeemable noncontrolling interests	(20,637)	(2,964)
Dilution effect arising from share-based awards issued by subsidiaries	(225)	(32)
Net income (loss) attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries	¥ (237,822)	$ (34,160)
Denominator:
Weighted average number of ordinary shares outstanding	946,017,565	946,017,565
Earnings (loss) per share—basic | (per share)	¥ (0.2514)	$ (0.0361)
Weighted average ordinary shares outstanding	946,017,565	946,017,565
Denominator used for earnings (loss) per share	946,017,565	946,017,565
Earnings (loss) per share—diluted | (per share)	¥ (0.2514)	$ (0.0361)
Numerator:
Net income (loss) attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries	¥ (237,822)	$ (34,160)
Net income (loss) attributable to ordinary shareholders	¥ (237,822)	$ (34,160)